Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff

Initial Pool Balance	$914,193,806.49	34,181	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$140,000,000.00	0.26711%	May 15, 2021
Class A-2 Notes	$274,500,000.00	1.03%	October 15, 2022
Class A-3 Notes	$314,500,000.00	1.04%	August 15, 2024
Class A-4 Notes	$70,700,000.00	1.35%	July 15, 2025
Class B Notes	$25,270,000.00	2.05%	September 15, 2025
Class C Notes	$16,840,000.00	3.49%	October 15, 2026

Total	$841,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,599,853.43

Principal:
Principal Collections	$15,722,312.03
Prepayments in Full	$7,703,673.93
Liquidation Proceeds	$143,338.39
Recoveries	$(350.00)
Sub Total	$23,568,974.35
Collections:	$25,168,827.78

Purchase Amounts:
Purchase Amounts Related to Principal	$9,324.06
Purchase Amounts Related to Interest	$22.38
Sub Total	$9,346.44

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,178,174.22

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	9
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,178,174.22
Servicing Fee	$551,886.81	$551,886.81	$0.00	$0.00	$24,626,287.41
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,626,287.41
Interest - Class A-2 Notes	$141,556.59	$141,556.59	$0.00	$0.00	$24,484,730.82
Interest - Class A-3 Notes	$272,566.67	$272,566.67	$0.00	$0.00	$24,212,164.15
Interest - Class A-4 Notes	$79,537.50	$79,537.50	$0.00	$0.00	$24,132,626.65
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,132,626.65
Interest - Class B Notes	$43,169.58	$43,169.58	$0.00	$0.00	$24,089,457.07
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,089,457.07
Interest - Class C Notes	$48,976.33	$48,976.33	$0.00	$0.00	$24,040,480.74
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,040,480.74
Regular Principal Payment	$21,418,647.65	$21,418,647.65	$0.00	$0.00	$2,621,833.09
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,621,833.09
Residual Released to Depositor	$0.00	$2,621,833.09	$0.00	$0.00	$0.00
Total		$25,178,174.22

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$21,418,647.65
Total					$21,418,647.65
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$21,418,647.65	$78.03	$141,556.59	$0.52	$21,560,204.24	$78.55
Class A-3 Notes	$0.00	$0.00	$272,566.67	$0.87	$272,566.67	$0.87
Class A-4 Notes	$0.00	$0.00	$79,537.50	$1.13	$79,537.50	$1.13
Class B Notes	$0.00	$0.00	$43,169.58	$1.71	$43,169.58	$1.71
Class C Notes	$0.00	$0.00	$48,976.33	$2.91	$48,976.33	$2.91
Total	$21,418,647.65	$25.44	$585,806.67	$0.70	$22,004,454.32	$26.14

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$164,920,293.31	0.6008025	$143,501,645.66	0.5227747
Class A-3 Notes	$314,500,000.00	1.0000000	$314,500,000.00	1.0000000
Class A-4 Notes	$70,700,000.00	1.0000000	$70,700,000.00	1.0000000
Class B Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000
Class C Notes	$16,840,000.00	1.0000000	$16,840,000.00	1.0000000
Total	$592,230,293.31	0.7035201	$570,811,645.66	0.6780766

Pool Information
Weighted Average APR	2.919%	2.912%
Weighted Average Remaining Term	48.14	47.35
Number of Receivables Outstanding	27,413	26,747
Pool Balance	$662,264,173.81	$638,428,052.14
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$610,582,460.61	$588,806,271.13
Pool Factor	0.7244243	0.6983509

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,418,204.69
Yield Supplement Overcollateralization Amount	$49,621,781.01
Targeted Overcollateralization Amount	$67,616,406.48
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$67,616,406.48

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,418,204.69
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,418,204.69
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,418,204.69

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	9

VIII. NET LOSS AND DELINQUENT RECEIVABLES
	# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)	57	$257,473.26
(Recoveries)	1	$(350.00)
Net Loss for Current Collection Period		$257,823.26
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.4672%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4950%
Second Prior Collection Period			0.3593%
Prior Collection Period			0.2750%
Current Collection Period			0.4757%
Four Month Average (Current and Prior Three Collection Periods)			0.4013%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		601	$1,266,647.09
(Cumulative Recoveries)			$16,446.84
Cumulative Net Loss for All Collection Periods			$1,250,200.25
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1368%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,107.57
Average Net Loss for Receivables that have experienced a Realized Loss			$2,080.20

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.64%	134	$4,110,141.74
61-90 Days Delinquent	0.05%	11	$319,989.35
91-120 Days Delinquent	0.01%	2	$79,966.45
Over 120 Days Delinquent	0.02%	3	$107,208.11
Total Delinquent Receivables	0.72%	150	$4,617,305.65
Repossession Inventory:
Repossessed in the Current Collection Period		7	$198,841.94
Total Repossessed Inventory		17	$539,840.63

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period		0.0675%
Prior Collection Period		0.0875%
Current Collection Period		0.0598%
Three Month Average		0.0716%

Delinquency Trigger (61+ Delinquent Receivables)

Transaction Month	Trigger

1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%

61+ Delinquent Receivables Balance to EOP Pool Balance		0.0794%
Delinquency Trigger Occurred		No

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	9

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	61	$1,809,074.36
2 Months Extended	87	$2,904,004.28
3+ Months Extended	8	$261,662.31

Total Receivables Extended	156	$4,974,740.95

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer